Income Taxes	12 Months Ended
Jun. 30, 2018
Major components of tax expense (income) [abstract]
Income Taxes
12.	Income Taxes

The Company is domiciled in Canada and is therefore subject to tax on estimated assessable profit at the rate of 27.00% (2017 – 26.00%, 2016 – 26.00%). The Company has no assessable profit in Canada.

The tax expense at statutory rates for the Company can be reconciled to the reported income taxes per the statement of loss as follows:

	Year Ended	Year Ended	Year Ended
	30 June 2018	30 June 2017	30 June 2016
	$	$	$
Loss before income taxes	(712,711)	(439,606)	(473,289)
Federal and provincial statutory tax rate	27.00%	26.00%	26.00%
Income tax recovery based on the above rates	(192,432)	(114,298)	(123,055)
Non-deductible expenses and other	164,973	16,998	88,524
Change in tax rates	(102,075)	-	-
Losses and temporary differences for which no
tax benefit has been recorded	129,534	97,300	34,531
Total income taxes	-	-	-

The Company’s unrecognized deferred tax assets are as follows:

	30 June 2018	30 June 2017
	$	$
Non-capital losses	2,008,565	1,900,656
Capital losses	388,967	380,085
Resource properties	397,263	388,191
Capital assets	142,323	138,883
Share issue costs and other	10,149	9,918
Total unrecognized deferred tax assets	2,947,267	2,817,733

In assessing the recoverability of deferred tax assets other than deferred tax assets resulting from the initial recognition of assets and liabilities that do not affect accounting or taxable profit, the Company’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The Company has non-capital loss carry-forwards of approximately $7,457,000 that may be available for tax purposes as follows:

Expiring in	Canada	Indonesia	Total
	$	$	$
2023	-	236,000	236,000
2027	1,113,000	-	1,113,000
2028	1,003,000	-	1,003,000
2029	1,071,000	-	1,071,000
2030	621,000	-	621,000
2031	430,000	-	430,000
2032	447,000	-	447,000
2033	453,000	-	453,000
2034	389,000	-	389,000
2035	785,000	-	785,000
2036	449,000	-	449,000
2037	444,000	-	444,000
2038	16,000	-	16,000
Non-capital loss carry-forwards	7,221,000	236,000	7,457,000